Merger and Acquisition (Merger Narrative) (Details) (USD $)	0 Months Ended	11 Months Ended				0 Months Ended						0 Months Ended	11 Months Ended															2 Months Ended	11 Months Ended		1 Months Ended	12 Months Ended
	Jun. 08, 2013	Dec. 29, 2013	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012	Jun. 08, 2013 H.J. Heinz Holding Corporation [Member]	Jun. 07, 2013 H.J. Heinz Holding Corporation [Member]	Jun. 07, 2013 Common Stock [Member] H.J. Heinz Holding Corporation [Member]	Dec. 29, 2013 Cash [Member]	Jun. 07, 2013 Cash [Member]	Jun. 07, 2013 Long-term Debt [Member]	Jun. 08, 2013 Senior Debt Obligations [Member]	Dec. 29, 2013 Senior Debt Obligations [Member]	Jun. 07, 2013 4.25% Senior Secured Notes [Member]	Dec. 29, 2013 6.375% U.S. Dollar Debentures due July 2028 [Member]	Jun. 07, 2013 6.375% U.S. Dollar Debentures due July 2028 [Member]	Apr. 28, 2013 6.375% U.S. Dollar Debentures due July 2028 [Member]	Apr. 29, 2012 6.375% U.S. Dollar Debentures due July 2028 [Member]	Jun. 07, 2013 US Dollar Notes Due 2030, 6.25 Percent [Member]	Dec. 29, 2013 6.75% U.S. Dollar Notes due March 2032 [Member]	Jun. 07, 2013 6.75% U.S. Dollar Notes due March 2032 [Member]	Apr. 28, 2013 6.75% U.S. Dollar Notes due March 2032 [Member]	Apr. 29, 2012 6.75% U.S. Dollar Notes due March 2032 [Member]	Dec. 29, 2013 7.125% U.S. Dollar Notes due August 2039 [Member]	Jun. 07, 2013 7.125% U.S. Dollar Notes due August 2039 [Member]	Apr. 28, 2013 7.125% U.S. Dollar Notes due August 2039 [Member]	Apr. 29, 2012 7.125% U.S. Dollar Notes due August 2039 [Member]	Dec. 29, 2013 Successor [Member]	Dec. 29, 2013 Successor [Member]	Feb. 08, 2013 Successor [Member]	Jun. 07, 2013 Predecessor [Member]	Apr. 28, 2013 Predecessor [Member]	Apr. 29, 2012 Predecessor [Member]	Apr. 27, 2011 Predecessor [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		20 years
Inventory, Finished Goods and Work in Process, Gross			$ 384,400,000
Business Acquisition, Share Price								$ 72.50
Total consideration paid to predecessor shareholders	28,750,000,000					23,564,254,000
Long term debt			16,500,000,000			3,021,655,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Senior Credit Facility			11,500,000,000						9,500,000,000	9,500,000,000	3,100,000,000
Long-term Debt		14,725,411,000		4,749,096,000	4,851,785,000									0.0425	258,075,000		231,396,000	231,137,000		476,943,000		435,185,000	435,112,000	1,026,881,000		628,082,000	626,747,000	14,725,411,000	14,725,411,000
Debt issuance costs												315,900,000	320,800,000																(320,824,000)		0	0	0	0
Debt Instrument, Interest Rate, Stated Percentage																6.375%	6.375%		6.25%		6.75%	6.75%			7.125%	7.125%
Goodwill on acquisition						15,016,807,000	15,020,000,000																					15,070,062,000	15,070,062,000	0	3,056,181,000	3,079,250,000	3,185,527,000	3,298,441,000
Merger (see Note 4)						58,242,000																							157,938,000		112,188,000	44,814,000	0	0
Integration costs																												44,800,000	70,000,000
Severance Costs																													87,900,000					48,100,000
Professional Fees																																		64,000,000
Gains (Losses) on Extinguishment of Debt																																		$ 129,400,000